Note 3 - Accrued Expenses and Other Current Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

3. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following components (in thousands):

	September 30, 2023	December 31, 2022
Accrued research and development	$735	$1,337
Accrued legal, regulatory, professional and other	549	437
Accrued payroll and bonuses	443	748
Operating lease liability - current	88	116
Accrued liabilities due to related party	65	86
Total accrued expenses and other current liabilities	$1,880	$2,724

Additionally, accounts payable includes $64,000 as of September 30, 2023 and December 31, 2022, respectively, for related party payables.

4. Accrued expenses and other current liabilities

Accrued expenses and other current liabilities at December 31, 2022 and 2021 consist of the following components (in thousands):

	December 31,
	2022	2021
Accrued research and development	$1,337	$1,005
Accrued payroll and bonuses	748	606
Accrued legal, regulatory, professional and other	437	442
Operating lease liability - current	116	96
Accrued liabilities due to related party	86	109
Total accrued expenses and other current liabilities	$2,724	$2,258

Additionally, accounts payable includes $64,000 and $48,000 as of December 31, 2022 and 2021, respectively, for related party payables.